Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Series B convertible preferred stock, $0.000001 par value, 18,000,000 shares authorized, 11,018,766 and 0 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively	$ 11
Cash and cash equivalents	3,788,189	3,343
TOTAL CURRENT ASSETS	3,788,189	3,343
Computer	1,439	1,712
OTHER ASSETS		6,230
TOTAL ASSETS	3,789,628	11,142
Bridge Loan Payable - Stockholder and accrued interest		399,103
Accounts payable and accrued expenses	87,278	276,532
Derivative liability	515,819
TOTAL CURRENT LIABILITIES	603,097	678,358
Common stock at $.001 par value, 20,000,000 shares authorized; 7,613,338 shares issued and 6,613,338 outstanding for December 31, 2015 and 2014	9	7,613
Additional paid-in-capital	10,928,024	5,880,119
Accumulated deficit	(7,570,570)	(6,306,297)
Treasury stock, at cost $.001 par value, 1,000,000 shares, for December 31, 2015 and 2014		(100,000)
Accumulated other comprehensive loss	(170,943)	(148,651)
TOTAL STOCKHOLDERS' DEFICIT	3,186,531	(667,216)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,789,628	$ 11,142